Subsequent Events (Details) - USD ($)	Apr. 03, 2024	Feb. 02, 2024	Jan. 18, 2024	Mar. 08, 2023	Aug. 26, 2022	Feb. 25, 2022	Jul. 11, 2024	Jun. 30, 2024	Feb. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Additional extension payment (in Dollars)
Price per share (in Dollars per share)		$ 8
Warrants issued	1,000,000			1,000,000	1,000,000	1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Additional extension payment (in Dollars)			$ 11,559
Termination date			Mar. 19, 2024
Deposit (in Dollars)		$ 500,000
Shares, Issued		500,000
Post-combination common stock (in Dollars)		$ 5,000,000
Price per share (in Dollars per share)		$ 8							$ 10
Unsecured promissory note (in Dollars)							$ 220,000
Conversion price (in Dollars per share)							$ 1.5